Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current taxes:
Federal	$ 562,427		$ 562,427
State	220,954		220,954
Total current taxes	783,381		783,381
Deferred taxes:
Federal	(2,360,782)		(2,360,782)
State	(927,450)		(927,450)
Total deferred taxes	(3,288,232)		(3,288,232)
Total income tax provision (benefit)	$ (2,504,851)		$ (2,504,851)